Stockholders' Equity (Details) - Schedule of Stock Option Activities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Schedule Of Stock Option Activities Abstract
Number of options, outstanding beginning balance	950,236	678,750
Weighted average exercise price,outstanding beginning balance	$ 5.44	$ 6
Weighted average contractual life ,outstanding beginning balance	8 years 9 months 25 days	9 years 5 months 23 days
Total Intrinsic Value, beginning Balance
Number of Options, Granted	383,125	335,000
Weighted Average Exercise Price, Granted	$ 6.04	$ 5
Number of Options, Forfeited	(420,625)
Weighted Average Exercise Price, Forfeited	$ 5.44
Number of Options, Exercised		(63,514)
Weighted Average Exercise Price, Exercised		$ 4.08
Number of options, outstanding ending balance	912,736	950,236
Weighted average exercise price,outstanding ending balance	$ 4.96	$ 5.44
Weighted average contractual life ,outstanding ending balance	8 years 4 months 2 days	8 years 9 months 25 days
Total Intrinsic Value, Ending Balance	$ 1,951,117
Number of Options,exercisable	599,843
Weighted average contractual life term, exercisable	$ 4.28
Weighted average contractual life term, exercisable	7 years 8 months 12 days
Total Intrinsic Value, exercisable	$ 1,685,099		$ 4,629,586